SCHEDULE OF EARNING (LOSS) BEFORE INCOME TAX (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
United States					$ (10,205,116)	$ (7,251,228)
Foreign					(7,057,703)	(12,706,165)
Total	$ (2,084,032)	$ (2,815,621)	$ (6,418,610)	$ (13,849,201)	$ (17,262,819)	$ (19,957,393)